Financial assets and liabilities, other	12 Months Ended
Dec. 31, 2017
Financial assets and liabilities, other
Financial assets and liabilities, other

11.          Financial assets and liabilities, other:

(a)          Financial assets, other:

	December 31,	December 31,
	2017	2016
Restricted cash	$23.0	$25.2
Long-term investments	27.5	24.4
Short-term investments	0.8	5.8
Notes receivable	20.3	52.4
Derivative financial instruments	12.5	17.8
	84.1	125.6
Current portion	(16.3)	(64.7)
	$67.8	$60.9

(b)          Financial liabilities, other:

	December 31,	December 31,
	2017	2016
Non-trade payables	$23.8	$18.0
Derivative financial instruments	8.9	14.7
	32.7	32.7
Current portion	(18.9)	(17.3)
	$13.8	$15.4